UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — Long — 133.4%
Aerospace & Defense — 2.7%
15,000	DynCorp International, Inc.*	$319,650
100	Honeywell International, Inc.	5,751
24,000	Northrop Grumman Corp.(a)	1,826,400

		2,151,801

Airlines — 0.0%
100	Copa Holdings SA	5,491

Auto Components — 0.0%
900	American Axle & Manufacturing Holdings, Inc.	21,780
100	Cooper Tire & Rubber Co.	2,299

		24,079

Beverages — 3.1%
27,700	Molson Coors Brewing Co. Class B(a)	2,463,638

Biotechnology — 5.2%
2,800	Genzyme Corp.*	176,596
105,300	Gilead Sciences, Inc.*(a)	3,920,319

		4,096,915

Building Products — 0.0%
100	Owens Corning, Inc.*	3,043

Capital Markets — 2.3%
8,900	Ameriprise Financial, Inc.(a)	536,403
41,100	Janus Capital Group, Inc.(a)	1,235,466
100	SWS Group, Inc.	1,765

		1,773,634

Chemicals — 0.5%
200	Celanese Corp.	7,500
4,000	CF Industries Holdings, Inc.	229,920
100	International Flavors & Fragrances, Inc.	5,011
2,500	OM Group, Inc.*	121,100
100	Terra Industries, Inc.*	2,453

		365,984

Commercial Banks — 2.7%
11,300	Regions Financial Corp.	339,791
9,300	SunTrust Banks, Inc.	728,190
32,300	Wells Fargo & Co.(a)	1,090,771

		2,158,752

Commercial Services & Supplies — 0.4%
2,900	ABM Industries, Inc.	72,964
4,600	TeleTech Holdings, Inc.*	134,918
1,300	United Stationers, Inc.*	82,862

		290,744

Shares	Description	Value
Common Stocks — Long — (continued)
Communications Equipment — 7.3%
116,900	Cisco Systems, Inc.*(a)	$3,379,579
79,600	Juniper Networks, Inc.*	2,384,816

		5,764,395

Computers & Peripherals — 3.4%
5,700	Apple, Inc.*	751,032
15,700	EMC Corp.*	290,607
5,850	Hewlett-Packard Co.(a)	269,275
34,500	Lexmark International, Inc.*(a)	1,364,130
1,700	Novatel Wireless, Inc.*	36,601

		2,711,645

Construction & Engineering — 0.4%
9,300	EMCOR Group, Inc.*(a)	333,870

Consumer Finance — 0.2%
9,400	AmeriCredit Corp.*	191,196

Diversified Consumer Services — 0.7%
4,900	ITT Educational Services, Inc.*	517,734
800	Pre-Paid Legal Services, Inc.*	42,160

		559,894

Diversified Financial Services — 9.3%
35,500	Citigroup, Inc.	1,653,235
88,200	JPMorgan Chase & Co.(a)	3,881,682
34,100	Moody’s Corp.(a)	1,834,580

		7,369,497

Diversified Telecommunication Services — 2.1%
5,817	AT&T, Inc.(a)	227,794
12,200	Embarq Corp.	753,838
15,600	Verizon Communications, Inc.	664,872

		1,646,504

Electric Utilities — 2.8%
100	Progress Energy, Inc.	4,366
87,300	Reliant Energy, Inc.*	2,241,864

		2,246,230

Electrical Equipment — 1.1%
15,200	Belden CDT, Inc.(a)	832,656

Electronic Equipment & Instruments — 0.2%
3,000	Agilysys, Inc.	57,630
1,600	Avnet, Inc.*	60,608
100	Mettler-Toledo International, Inc.*	9,516

		127,754

Energy Equipment & Services — 0.1%
100	Dresser-Rand Group, Inc.*	3,710

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — Long — (continued)
Energy Equipment & Services — (continued)
2,500	Global Industries Ltd.*	$64,750

		68,460

Food & Staples Retailing — 0.8%
25,600	The Kroger Co.(a)	664,576

Food Products — 3.5%
800	Dean Foods Co.	23,016
128,700	Tyson Foods, Inc.	2,741,310

		2,764,326

Health Care Providers & Services — 5.9%
47,900	AmerisourceBergen Corp.(a)	2,256,569
3,900	Apria Healthcare Group, Inc.*	102,258
30,500	CIGNA Corp.	1,575,020
4,000	Humana, Inc.*	256,360
1,900	Kindred Healthcare, Inc.*	50,882
5,400	Medco Health Solutions, Inc.*	438,858

		4,679,947

Household Products — 1.6%
12,100	Energizer Holdings, Inc.*(a)	1,220,890

Industrial Conglomerates — 2.5%
41,000	Tyco International Ltd.	1,938,890

Insurance — 4.6%
100	ACE Ltd.	5,772
26,300	Loews Corp.(a)	1,246,620
2,400	SAFECO Corp.	140,328
28,600	XL Capital Ltd.	2,226,796

		3,619,516

Internet & Catalog Retail — 1.5%
5,000	Amazon.com, Inc.*	392,700
5,500	Expedia, Inc.*	146,355
21,500	IAC/InterActiveCorp.*(a)	617,910

		1,156,965

IT Services — 3.3%
2,700	Gartner, Inc.*	56,511
15,700	MasterCard, Inc.	2,524,560

		2,581,071

Life Sciences Tools & Services — 0.3%
8,000	Applera Corp. — Applied Biosystems Group(a)	249,760
100	Pharmanet Development Group, Inc.*	2,800
100	Varian, Inc.*	6,014

		258,574

Machinery — 2.8%
12,700	Cummins, Inc.	1,507,490

Shares	Description	Value
Common Stocks — Long — (continued)
Machinery — (continued)
100	Eaton Corp.	$9,718
900	EnPro Industries, Inc.*	35,442
700	Pall Corp.	29,064
7,100	Terex Corp.*(a)	612,375

		2,194,089

Media — 10.5%
125,900	CBS Corp. Class B(a)	3,993,548
100	Marvel Entertainment, Inc.*	2,423
225,100	Time Warner, Inc.(a)	4,335,426

		8,331,397

Metals & Mining — 1.0%
100	AK Steel Holding Corp.*	3,997
2,500	Newmont Mining Corp.	104,375
400	Royal Gold, Inc.	9,872
2,400	Ryerson, Inc.	77,016
5,600	United States Steel Corp.	550,424

		745,684

Multi-Utilities — 1.4%
25,700	PG&E Corp.(a)	1,100,217

Multiline Retail — 0.1%
2,200	Big Lots, Inc.*	56,892

Oil, Gas & Consumable Fuels — 12.7%
25,300	Chevron Corp.(a)	2,157,078
35,100	Devon Energy Corp.(a)	2,618,811
30,900	Exxon Mobil Corp.(a)	2,630,517
14,000	Marathon Oil Corp.	772,800
3,100	Sunoco, Inc.	206,832
21,400	Tesoro Corp.	1,065,720
33,500	USEC, Inc.*	562,465
900	Western Refining, Inc.	49,950

		10,064,173

Personal Products — 0.1%
1,300	NBTY, Inc.*(a)	56,602

Pharmaceuticals — 6.6%
3,500	Forest Laboratories, Inc.*	140,700
15,000	Merck & Co., Inc.(a)	744,750
56,000	Pfizer, Inc.(a)	1,316,560
20,500	Schering-Plough Corp.	585,070
81,000	Watson Pharmaceuticals, Inc.*	2,464,020

		5,251,100

Real Estate — 1.0%
100	Crystal River Capital, Inc. (REIT)	1,739
100	Douglas Emmett, Inc. (REIT)	2,306
2,200	Entertainment Properties Trust (REIT)	98,010

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — Long — (continued)
Real Estate — (continued)
12,900	General Growth Properties, Inc. (REIT)	$618,942
100	Nationwide Health Properties, Inc. (REIT)	2,383
100	Potlatch Corp. (REIT)	4,369
1,000	Simon Property Group, Inc. (REIT)	86,530
100	Ventas, Inc. (REIT)	3,262

		817,541

Real Estate Management & Development — 2.6%
58,800	CB Richard Ellis Group, Inc.*	2,053,296

Road & Rail — 1.2%
5,600	Avis Budget Group, Inc.*	143,752
100	Dollar Thrifty Automotive Group, Inc.*	3,692
100	J.B. Hunt Transportation Services, Inc.	2,793
14,000	Ryder System, Inc.(a)	761,180
100	YRC Worldwide, Inc.*	3,212

		914,629

Semiconductors & Semiconductor Equipment — 6.3%
53,400	Intel Corp.(a)	1,261,308
40,200	Novellus Systems, Inc.*(a)	1,146,504
36,500	NVIDIA Corp.*	1,670,240
26,300	Texas Instruments, Inc.	925,497

		5,003,549

Software — 9.6%
138,400	Microsoft Corp.(a)	4,012,216
100	MicroStrategy, Inc.*	7,311
187,400	Symantec Corp.*(a)	3,598,080
100	Synchronoss Technologies, Inc.*	3,636

		7,621,243

Specialty Retail — 1.5%
100	Asbury Automotive Group, Inc.	2,212
12,400	AutoNation, Inc.*	241,552
37,800	RadioShack Corp.(a)	949,914

		1,193,678

Textiles, Apparel & Luxury Goods — 0.0%
100	Deckers Outdoor Corp.*	10,310

Thrifts & Mortgage Finance — 0.3%
100	Provident Financial Services, Inc.	1,410
6,700	Washington Mutual, Inc.	251,451

		252,861

Tobacco — 3.3%
3,700	Universal Corp.	204,277

Shares	Description	Value
Common Stocks — Long — (continued)
Tobacco — (continued)
45,200	UST, Inc.(a)	$2,420,460

		2,624,737

Wireless Telecommunication Services — 3.9%
1,800	ALLTEL Corp.(a)	118,710
143,900	Sprint Nextel Corp.	2,954,267
100	Telephone & Data Systems, Inc.	6,640

		3,079,617

TOTAL COMMON STOCKS — LONG		$105,442,552

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(b) — 10.2%
Joint Repurchase Agreement Account II
$8,100,000	5.301%	08/01/07	$8,100,000
Maturity Value: $8,101,193

TOTAL INVESTMENTS — 143.6%			$113,542,552

SECURITIES SOLD SHORT — (34.4)%			(27,206,565)

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%			(7,245,103)

NET ASSETS — 100.0%			$79,090,884

Shares	Description	Value
Common Stocks — Short — 34.4%
Beverages — 3.3%
39,100	Brown-Forman Corp. Class B	$2,597,804

Biotechnology — 1.7%
42,600	Vertex Pharmaceuticals, Inc.	1,375,980

Building Products — 0.1%
1,700	USG Corp.	70,567

Capital Markets — 1.7%
900	FCStone Group, Inc.	43,245
100	Lazard Ltd.	3,703
14,300	Legg Mason, Inc.	1,287,000

		1,333,948

Commercial Services & Supplies — 0.1%
1,700	Monster Worldwide, Inc.	66,113

Communications Equipment — 1.3%
71,200	JDS Uniphase Corp.	1,020,296

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — Short — (continued)
Computers & Peripherals — 3.2%
39,100	Rackable Systems, Inc.	$473,110
38,600	SanDisk Corp.	2,070,118

		2,543,228

Diversified Consumer Services — 0.1%
2,400	H&R Block, Inc.	47,880

Diversified Financial Services — 1.8%
11,400	Nymex Holdings, Inc.	1,419,300

Diversified Telecommunication Services — 0.2%
6,200	NeuStar, Inc.	178,808

Energy Equipment & Services — 0.4%
100	Basic Energy Services, Inc.	2,102
13,000	Superior Well Services, Inc.	252,330
2,300	TETRA Technologies, Inc.	63,963

		318,395

Food & Staples Retailing — 1.8%
38,400	Whole Foods Market, Inc.	1,422,336

Health Care Equipment & Supplies — 0.0%
100	Foxhollow Technologies, Inc.	2,567
800	Varian Medical Systems, Inc.	32,640

		35,207

Health Care Providers & Services — 0.0%
700	Quest Diagnostics, Inc.	38,829

Hotels Restaurants & Leisure — 0.3%
7,300	Scientific Games Corp.	250,463

Internet Software & Services — 2.1%
50,000	Akamai Technologies, Inc.	1,698,000

Leisure Equipment & Products — 0.1%
2,100	Eastman Kodak Co.	53,025

Life Sciences Tools & Services — 0.9%
13,300	Affymetrix, Inc.	324,254
5,200	Millipore Corp.	408,772

		733,026

Marine — 0.3%
5,300	American Commercial Lines, Inc.	117,395
5,700	Ultrapetrol Bahamas Ltd.	133,950

		251,345

Media — 1.5%
2,700	National CineMedia, Inc.	67,230
1,400	The E.W. Scripps Co.	57,358

Shares	Description	Value
Common Stocks — Short — (continued)
Media — (continued)
88,500	Warner Music Group Corp.	$1,096,515

		1,221,103

Metals & Mining — 0.3%
5,900	Titanium Metals Corp.	197,178

Oil, Gas & Consumable Fuels — 3.3%
9,700	Arch Coal, Inc.	289,933
54,500	Peabody Energy Corp.	2,303,170

		2,593,103

Pharmaceuticals — 1.7%
36,600	Adams Respiratory Therapeutics, Inc.	1,354,566

Semiconductors & Semiconductor Equipment — 3.0%
37,000	Advanced Micro Devices, Inc.	500,980
79,400	Microsemi Corp.	1,850,814

		2,351,794

Software — 2.6%
10,400	ACI Worldwide, Inc.	317,512
75,000	Net 1 UEPS Technologies, Inc.	1,712,250

		2,029,762

Specialty Retail — 0.7%
100	Christopher & Banks Corp.	1,492
21,000	Limited Brands, Inc.	507,150
1,100	Tractor Supply Co.	52,272

		560,914

Textiles, Apparel & Luxury Goods — 0.2%
6,100	Iconix Brand Group, Inc.	120,658

Thrifts & Mortgage Finance — 1.7%
23,100	Freddie Mac	1,322,937

TOTAL COMMON STOCKS — SHORT		$27,206,565

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is pledged as collateral for short sales.

(b) Joint repurchase agreement was entered into on July 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2007, the following futures contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Loss

S&P Mini 500 Index	8	September 2007	$584,760	$(26,656)

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$113,920,363

Gross unrealized gain	4,500,132
Gross unrealized loss	(4,877,943)

Net unrealized security loss	$(377,811)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 95.4%
Australia — 7.9%
52,509	AMP Ltd. (Insurance)	$446,006
126,255	Ansell Ltd. (Health Care Equipment & Supplies)	1,263,928
36,176	AXA Asia Pacific Holdings Ltd. (Insurance)	224,147
149,765	BHP Billiton Ltd. (Metals & Mining)	4,770,255
228,220	BlueScope Steel Ltd. (Metals & Mining)	2,109,098
143,397	CFS Retail Property Trust (REIT)	259,470
267,083	Challenger Financial Services Group Ltd. (Diversified Financial Services)	1,250,756
36,539	Coca-Cola Amatil Ltd. (Beverages)	282,458
4,799	Commonwealth Bank of Australia (Commercial Banks)	220,142
17,329	CSL Ltd.(a) (Pharmaceuticals)	1,298,420
26,639	David Jones Ltd. (Multiline Retail)	129,054
32,905	Flight Centre Ltd. (Hotels Restaurants & Leisure)	504,415
132,913	GPT Group (REIT)	504,834
19,905	Incitec Pivot Ltd.(a) (Chemicals)	1,276,571
110,676	Insurance Australia Group Ltd. (Insurance)	532,634
56,994	Jubilee Mines NL (Metals & Mining)	747,709
20,902	Leighton Holdings Ltd. (Construction & Engineering)	687,791
73,007	Lend Lease Corp. Ltd. (Real Estate Management & Development)	1,149,957
31,597	Minara Resources Ltd. (Metals & Mining)	166,076
203,298	Mirvac Group (REIT)	881,586
105,848	Multiplex Group (REIT)	443,955
261,276	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	2,162,859
572,724	Pacific Brands Ltd. (Distributors)	1,742,385
513,451	Qantas Airways Ltd. (Airlines)	2,491,508
187,496	QBE Insurance Group Ltd.(a) (Insurance)	4,734,802
45,820	Santos Ltd. (Oil, Gas & Consumable Fuels)	513,811
72,843	TABCORP Holdings Ltd. (Hotels Restaurants & Leisure)	1,001,632

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
47,177	West Australian Newspapers Holdings Ltd. (Media)	$568,328
31,064	Westfield Group (REIT)	499,890
39,568	Westpac Banking Corp. (Commercial Banks)	874,982
80,763	Woolworths Ltd.(a) (Food & Staples Retailing)	1,861,464

		35,600,923

Austria — 0.8%
142,643	Immofinanz Immobilien Anlagen AG* (Real Estate Management & Development)	1,792,813
9,665	Meinl European Land Ltd.* (Real Estate Management & Development)	224,552
15,542	OMV AG (Oil, Gas & Consumable Fuels)	965,602
3,907	Voestalpine AG (Metals & Mining)	325,038
1,511	Wienerberger AG (Building Products)	104,373

		3,412,378

Belgium — 1.2%
30,687	Agfa Gevaert NV (Health Care Technology)	647,918
48	Banque Nationale de Belgique (Diversified Financial Services)	234,817
29,924	Belgacom SA (Diversified Telecommunication Services)	1,211,457
5	Cofinimmo (REIT)	895
32,285	Dexia SA (Commercial Banks)	923,099
28,973	Euronav SA(a) (Oil, Gas & Consumable Fuels)	1,036,272
9,945	Omega Pharma SA (Health Care Equipment & Supplies)	852,910
18	S.A. D’ Ieteren NV (Distributors)	7,238
10,466	Tessenderlo Chemie NV (Chemicals)	600,607

		5,515,213

Denmark — 1.3%
35	A. P. Moller — Maersk A/S (Marine)	461,569
400	Alk-Abello A/S (Pharmaceuticals)	82,600
16,750	Carlsberg A/S Class B (Beverages)	2,148,833
6,350	Jyske Bank A/S* (Commercial Banks)	501,316

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Denmark — (continued)
3,525	Novo Nordisk A/S Class B (Pharmaceuticals)	$369,843
5,500	Novo-Nordisk A/S (Pharmaceuticals)	581,513
31,500	Sydbank A/S(a) (Commercial Banks)	1,599,057

		5,744,731

Finland — 1.9%
1,400	Kesko Oyj Series B (Food & Staples Retailing)	74,141
101,105	Nokia Oyj (Communications Equipment)	2,888,216
191,533	Stora Enso Oyj(a) (Paper & Forest Products)	3,292,349
90,120	TietoEnator Oyj(a) (IT Services)	2,190,998
1,214	Vaisala Oyj (Electronic Equipment & Instruments)	64,776

		8,510,480

France — 12.9%
84,724	Air France-KLM(a) (Airlines)	3,813,482
1,633	Bacou Dalloz (Commercial Services & Supplies)	237,834
56,155	BNP Paribas(a) (Commercial Banks)	6,172,827
4,839	Bongrain SA (Food Products)	604,621
10,140	Business Objects SA* (Software)	456,854
43,280	Cap Gemini SA(a) (IT Services)	2,844,677
4,767	Casino Guichard-Perrachon SA (Food & Staples Retailing)	464,215
9,635	Christian Dior SA (Textiles, Apparel & Luxury Goods)	1,185,622
3,333	Club Mediterranee SA* (Hotels Restaurants & Leisure)	238,528
29,101	Compagnie de Saint-Gobain (Building Products)	3,211,514
19	Faiveley SA (Electronic Equipment & Instruments)	1,300
14,287	Groupe Danone (Food Products)	1,038,574
21,220	IMS International Metal Service (Trading Companies & Distributors)	974,662
7,888	Ipsen SA (Pharmaceuticals)	418,387
25,245	Lagardere SCA (Media)	1,994,164
19,065	Nexans SA(a) (Electrical Equipment)	3,342,625
1,613	Pierre & Vacances (Hotels Restaurants & Leisure)	236,937
12,886	PSA Peugeot Citroen (Automobiles)	1,084,155
11,725	Publicis Groupe(a) (Media)	501,393
5,967	Renault SA (Automobiles)	862,353

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
107,956	Sanofi-Aventis(a) (Pharmaceuticals)	$9,042,629
24,602	Schneider Electric SA(a) (Electrical Equipment)	3,282,683
36,901	Sodexho Alliance SA(a) (Hotels Restaurants & Leisure)	2,436,492
873	Sopra Group (IT Services)	77,652
27,880	Technip SA(a) (Energy Equipment & Services)	2,275,400
46,895	Total SA(a) (Oil, Gas & Consumable Fuels)	3,693,045
2,706	UbiSoft Entertainment SA* (Software)	176,263
50,584	Valeo SA(a) (Auto Components)	2,593,420
120,724	Vivendi SA(a) (Media)	5,127,907

		58,390,215

Germany — 9.7%
66,447	BASF AG(a) (Chemicals)	8,593,999
31,539	Bechtle AG (IT Services)	1,197,737
4,181	Bilfinger Berger AG (Construction & Engineering)	358,012
22,165	DaimlerChrysler AG (Automobiles)	2,007,539
74,714	Deutsche Bank AG(a) (Capital Markets)	10,120,122
73,713	Deutsche Beteiligungs AG (Capital Markets)	2,665,816
8,438	Deutsche Boerse AG(a) (Diversified Financial Services)	981,475
216,305	Deutsche Lufthansa AG(a) (Airlines)	6,069,361
9,822	Douglas Holding AG (Specialty Retail)	612,603
7,707	Hochtief AG(a) (Construction & Engineering)	776,919
1,423	KWS Saat AG (Food Products)	240,147
554	Linde AG (Chemicals)	65,667
901	Metro AG (Food & Staples Retailing)	69,954
53,073	Muenchener Rueckversicherungs-Gesellschaft AG(a) (Insurance)	9,140,548
408	Strabag AG (Construction & Engineering)	154,386
17,093	Symrise AG* (Personal Products)	485,297
1,939	Volkswagen AG (Automobiles)	349,589

		43,889,171

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Greece — 0.5%
8,326	Babis Vovos International Construction SA* (Real Estate Management & Development)	$263,577
797	Coca Cola Hellenic Bottling Co. SA (Beverages)	35,505
11,362	Hellenic Exchanges Holding SA (Diversified Financial Services)	314,238
36,591	Hellenic Petroleum SA (Oil, Gas & Consumable Fuels)	531,267
19,344	Hellenic Telecommunications Organization SA(a) (Diversified Telecommunication Services)	580,243
8,686	Iaso SA (Health Care Providers & Services)	146,443
5,347	National Bank of Greece SA (Commercial Banks)	311,983
7,521	Sidenor Steel Products Manufacturing Co. SA (Metals & Mining)	151,192
24,006	Technical Olympic SA (Construction & Engineering)	63,150

		2,397,598

Hong Kong — 1.4%
4,500	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	41,237
257,500	BOC Hong Kong (Holdings) Ltd. (Commercial Banks)	660,335
248,000	Cathay Pacific Airways Ltd. (Airlines)	647,794
7,000	Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)	98,226
36,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	128,320
36,500	CLP Holdings Ltd. (Electric Utilities)	244,985
29,000	Esprit Holdings Ltd. (Specialty Retail)	387,549
402,000	Giordano International Ltd. (Specialty Retail)	175,218
2,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	7,382
45,000	Henderson Land Development Co., Ltd. (Real Estate Management & Development)	323,872
54,000	Hong Kong Exchanges & Clearing Ltd. (Diversified Financial Services)	881,170

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
66,000	Hongkong Electric Holdings Ltd. (Electric Utilities)	$327,815
3,000	Hutchison Telecommunications International Ltd. (Wireless Telecommunication Services)	3,711
38,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	403,946
106,500	Johnson Electric Holdings Ltd. (Electrical Equipment)	56,511
71,000	Kingboard Chemical Holdings Ltd. (Electronic Equipment & Instruments)	390,364
8,000	Li & Fung Ltd. (Distributors)	27,720
8,500	Orient Overseas International Ltd. (Marine)	101,023
12,000	Swire Pacific Ltd. (Real Estate Management & Development)	135,522
77,000	Techtronic Industries Co., Ltd. (Household Durables)	90,154
4,000	Television Broadcasts Ltd. (Media)	27,229
64,500	The Link REIT (REIT)	134,329
188,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	774,933
220,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	259,080
62,000	Yue Yuen Industrial (Holdings) Ltd. (Textiles, Apparel & Luxury Goods)	192,730

		6,521,155

Ireland — 0.8%
26,468	Allied Irish Banks PLC(a) (Commercial Banks)	690,189
66	Anglo Irish Bank Corp., PLC (Commercial Banks)	1,223
873	DCC PLC (Industrial Conglomerates)	25,637
29,966	Kerry Group PLC (Food Products)	798,220
61,801	Paddy Power PLC(a) (Hotels Restaurants & Leisure)	1,989,064
28,501	United Drug PLC (Health Care Providers & Services)	150,614

		3,654,947

Italy — 4.1%
40,710	Autogrill SpA. (Hotels Restaurants & Leisure)	848,216
22,030	Banco di Desio e della Brianza SpA (Commercial Banks)	240,529
3,027	Biesse SpA (Machinery)	90,023

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
59,005	Capitalia SpA (Commercial Banks)	$556,059
19,256	Danieli SpA (Machinery)	633,435
154,350	Enel SpA (Electric Utilities)	1,593,350
117,009	Eni SpA.(a) (Oil, Gas & Consumable Fuels)	4,094,901
101,829	Finmeccanica S.p.A.(a) (Aerospace & Defense)	3,056,362
7,012	IFI — Istituto Finanziario Industriale SpA* (Diversified Financial Services)	264,805
8,636	Indesit Co. SpA (Household Durables)	189,557
5,084	Italmobiliare SpA (Construction Materials)	688,696
50,321	Navigazione Montanari SpA (Oil, Gas & Consumable Fuels)	276,061
5,009	Permasteelisa SpA (Building Products)	156,045
61,606	RCS MediaGroup SpA (Media)	344,062
1,036,277	Telecom Italia SpA (Diversified Telecommunication Services)	2,774,046
312,377	UniCredito Italiano SpA(a) (Commercial Banks)	2,649,879

		18,456,026

Japan — 27.6%
3,600	Aisin Seiki Co., Ltd. (Auto Components)	141,473
29,000	Aloka Co., Ltd. (Health Care Equipment & Supplies)	354,512
394,000	AMADA Co. Ltd. (Machinery)	4,599,842
23,000	Aoyama Trading Co. Ltd. (Specialty Retail)	662,058
28,500	Arcs Co., Ltd. (Food & Staples Retailing)	423,619
493,000	Asahi Kasei Corp. (Chemicals)	3,522,089
9,600	Astellas Pharma, Inc. (Pharmaceuticals)	394,397
5,200	Autobacs Seven Co. Ltd.(a) (Specialty Retail)	156,237
150,000	Bando Chemical Industries Ltd. (Machinery)	1,010,136
8,700	Bank of The Ryukyus Ltd. (Commercial Banks)	143,043
6,800	Canon Finetech, Inc. (Office Electronics)	113,818
26,400	Canon Marketing Japan, Inc. (Distributors)	477,761
85,200	Canon, Inc.(a) (Office Electronics)	4,503,187
3,800	Cawachi Ltd. (Food & Staples Retailing)	111,829

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
25,500	Century Leasing System, Inc. (Diversified Financial Services)	$336,441
9,200	Coca-Cola West Holdings Co. Ltd. (Beverages)	191,931
2,000	COMSYS Holdings Corp. (Construction & Engineering)	22,171
57,900	CSK Holdings Corp. (IT Services)	1,869,366
341,000	Daiwa Securities Group, Inc. (Capital Markets)	3,617,675
65,700	Daiwasystem Co., Ltd.(a) (Real Estate Management & Development)	1,762,656
20,740	Diamond Lease Co., Ltd. (Diversified Financial Services)	921,618
7,300	Duskin Co., Ltd. (Specialty Retail)	123,406
62,700	Elpida Memory, Inc.*(a) (Semiconductors & Semiconductor Equipment)	2,768,963
69,800	FUJIFILM Holdings Corp. (Leisure Equipment & Products)	3,055,740
95,700	Fuyo General Lease Co., Ltd.(a) (Diversified Financial Services)	3,017,045
12,100	Glory Ltd. (Machinery)	323,486
239,000	Hino Motors Ltd. (Machinery)	1,682,195
15,000	Hitachi Cable Ltd. (Electrical Equipment)	92,466
752,000	Hitachi Ltd. (Electronic Equipment & Instruments)	5,408,335
37,000	Hokuhoku Financial Group, Inc. (Commercial Banks)	117,489
177,200	Honda Motor Co., Ltd.(a) (Automobiles)	6,434,039
14,400	Itochu-Shokuhin Co., Ltd. (Food & Staples Retailing)	465,044
239	Japan Tobacco, Inc. (Tobacco)	1,214,627
14,000	JFE Shoji Holdings, Inc. (Trading Companies & Distributors)	104,584
10,100	Joint Corp. (Real Estate Management & Development)	275,427
6,200	JSP Corp. (Chemicals)	77,031
48,000	Kamigumi Co., Ltd. (Transportation Infrastructure)	414,769
149,000	Kato Works Co., Ltd. (Machinery)	961,430
32,000	Kawasaki Kisen Kaisha Ltd. (Marine)	438,005
66,000	Komori Corp.(a) (Machinery)	1,512,478

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
14,500	Kuroda Electric Co., Ltd. (Trading Companies & Distributors)	$209,334
21,200	Kyocera Corp.(a) (Electronic Equipment & Instruments)	2,060,645
11,700	Kyokuto Kaihatsu Kogyo Co., Ltd. (Machinery)	111,947
507,000	Kyowa Hakko Kogyo Co., Ltd. (Pharmaceuticals)	5,110,139
68,800	Leopalace21 Corp.(a) (Real Estate Management & Development)	2,174,999
95,000	Matsushita Electric Industrial Co. Ltd. (Household Durables)	1,736,913
20,000	Matsushita Electric Works Ltd. (Electrical Equipment)	250,819
400	Millea Holdings, Inc. (Insurance)	15,912
26,000	Mitsui Chemicals, Inc. (Chemicals)	201,717
36,000	Mitsui O.S.K. Lines Ltd. (Marine)	562,019
500	Mizuho Financial Group, Inc. (Commercial Banks)	3,521,552
5,500	Nikko Cordial Corp. (Capital Markets)	73,793
9,000	Nippo Corp. (Construction & Engineering)	76,296
322,000	Nippon Express Co., Ltd. (Road & Rail)	1,744,492
71,500	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	718,789
476,000	Nippon Oil Corp. (Oil, Gas & Consumable Fuels)	4,237,962
183,000	Nippon Steel Corp. (Metals & Mining)	1,376,474
586	Nippon Telephone & Telegraph Corp. (Diversified Telecommunication Services)	2,548,607
6,000	Nipro Corp. (Health Care Equipment & Supplies)	126,108
343,600	Nissan Motor Co., Ltd. (Automobiles)	3,713,817
145,000	Nissan Shatai Co., Ltd. (Auto Components)	900,019
1,006,000	Nisshin Steel Co., Ltd. (Metals & Mining)	4,397,978
56,900	Nomura Holdings, Inc. (Capital Markets)	1,080,037
22,300	Onoken Co., Ltd. (Trading Companies & Distributors)	349,598
283	Pacific Management Corp. (Real Estate Management & Development)	429,265
11,000	Pacific Metals Co., Ltd. (Metals & Mining)	190,447
172,500	Pioneer Corp. (Household Durables)	2,319,691

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
600	Q.P. Corp. (Food Products)	$5,820
438	Resona Holdings, Inc. (Commercial Banks)	942,723
78,000	Ricoh Co., Ltd. (Office Electronics)	1,690,766
4,200	Ricoh Leasing Co., Ltd (Diversified Financial Services)	90,362
20,000	San-Ai Oil Co., Ltd. (Oil, Gas & Consumable Fuels)	119,666
9	Sapporo Hokuyo Holdings, Inc. (Commercial Banks)	95,600
70,000	Sekisui House Ltd. (Household Durables)	868,578
12,800	Shimachu Co., Ltd. (Specialty Retail)	363,464
211,000	Shinko Securities Co., Ltd. (Capital Markets)	1,023,954
11,000	Sojitz Corp. (Trading Companies & Distributors)	54,925
53,100	Sony Corp. (Household Durables)	2,835,043
324,000	Sumitomo Electric Industries Ltd.(a) (Electrical Equipment)	5,283,897
81	Suncity Co., Ltd. (Real Estate Management & Development)	47,265
4,200	Taiho Kogyo Co., Ltd. (Machinery)	59,481
6,000	Taiyo Yuden Co., Ltd. (Electronic Equipment & Instruments)	129,468
22,000	Takasago International Corp. (Chemicals)	126,739
11,700	Takeda Pharmaceutical Co., Ltd.(a) (Pharmaceuticals)	762,153
69,000	Takihyo Co., Ltd. (Distributors)	313,897
5,000	The Joyo Bank Ltd. (Commercial Banks)	29,061
106,000	The Nishi-Nippon City Bank Ltd. (Commercial Banks)	354,984
65,000	The Sumitomo Trust & Banking Co., Ltd. (Commercial Banks)	548,777
210,800	The Tokyo Electric Power Co., Inc.(a) (Electric Utilities)	5,627,465
25,700	TIS, Inc. (IT Services)	581,581
32,700	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,356,644
174,900	Tokyo Steel Manufacturing Co., Ltd. (Metals & Mining)	2,858,426
5,400	Tokyu Community Corp. (Real Estate Management & Development)	158,043
53,000	Toshiba TEC Corp. (Office Electronics)	303,883
60,000	Tosoh Corp. (Chemicals)	356,042

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
25,500	Toyota Motor Corp.(a) (Automobiles)	$1,550,212
45,900	Urban Corp. (Real Estate Management & Development)	727,040
9,500	Warabeya Nichiyo Co. Ltd. (Food Products)	124,275

		124,452,021

Liechtenstein — 0.0%
1,410	Liechtenstein Landesbank AG (Commercial Banks)	148,648

Netherlands — 6.6%
59,361	ABN AMRO Holding NV (Commercial Banks)	2,928,817
39,456	Arcelor Mittal (Metals & Mining)	2,419,593
60,172	ASM International NV* (Semiconductors & Semiconductor Equipment)	1,694,129
103,066	ASML Holding NV* (Semiconductors & Semiconductor Equipment)	3,035,952
7,523	Draka Holding NV (Electrical Equipment)	409,826
12,307	Hunter Douglas NV (Household Durables)	1,213,684
43,582	Koninklijke (Royal) Philips Electronics NV (Diversified Telecommunication Services)	674,302
158,506	Koninklijke (Royal) Philips Electronics NV (Household Durables)	6,407,331
20,249	Oce NV (Office Electronics)	468,589
7,472	OPG Groep NV (Health Care Providers & Services)	238,905
4,201	TKH Group NV (Communications Equipment)	105,006
213,620	Unilever NV(a) (Food Products)	6,456,261
107,329	Vedior NV (Commercial Services & Supplies)	2,779,588
6,691	Wereldhave NV (REIT)	849,994

		29,681,977

New Zealand — 0.3%
112,937	Contact Energy Ltd. (Electric Utilities)	792,744
198,163	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	678,993

		1,471,737

Shares	Description	Value
Common Stocks — (continued)
Norway — 2.5%
3,650	Frontline Ltd. (Oil, Gas & Consumable Fuels)	$168,754
152,610	Norsk Hydro ASA(a) (Oil, Gas & Consumable Fuels)	5,873,964
123,000	Orkla ASA(a) (Industrial Conglomerates)	2,311,959
22,700	Schibsted ASA (Media)	996,612
64,100	Tandberg ASA(a) (Communications Equipment)	1,451,891
12,800	Telenor ASA (Diversified Telecommunication Services)	234,069
9,700	Yara International ASA (Chemicals)	257,886

		11,295,135

Portugal — 0.5%
79,077	Banco Espirito Santo SA(a) (Commercial Banks)	1,855,557
6,636	EDP — Energias de Portugal SA (Electric Utilities)	37,597
4,209	Galp Energia SGPS, SA (Oil, Gas & Consumable Fuels)	62,824
75,903	Teixeira Duarte — Engenharia e Construcoes SA (Construction & Engineering)	369,497

		2,325,475

Singapore — 1.1%
376,000	Allgreen Properties Ltd. (Real Estate Management & Development)	439,531
10,000	Capitaland Ltd. (Real Estate Management & Development)	48,438
12,000	CapitaMall Trust (REIT)	29,443
65,000	DBS Group Holdings Ltd. (Commercial Banks)	972,200
23,000	Fraser and Neave Ltd. (Industrial Conglomerates)	78,333
4,000	Haw Par Corp. Ltd. (Industrial Conglomerates)	21,027
30,000	Jardine Cycle & Carriage Ltd. (Distributors)	313,920
56,000	Keppel Corp. Ltd. (Industrial Conglomerates)	488,714
8,000	Neptune Orient Lines Ltd. (Marine)	29,062
55,000	Oversea-Chinese Banking Corp. Ltd. (Commercial Banks)	325,405
55,000	Singapore Airlines Ltd.* (Airlines)	694,977

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
40,000	Singapore Petroleum Co. Ltd. (Oil, Gas & Consumable Fuels)	$170,044
189,000	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	429,570
166,000	Suntec Real Estate Investment Trust (REIT)	205,868
8,000	United Overseas Bank Ltd. (Commercial Banks)	116,998
18,000	Venture Corp. Ltd. (Electronic Equipment & Instruments)	178,979
140,000	Wing Tai Holdings Ltd. (Real Estate Management & Development)	339,826

		4,882,335

Spain — 4.1%
17,386	Acerinox SA (Metals & Mining)	449,878
7,653	Endesa SA (Electric Utilities)	414,235
80,522	Gas Natural SDG SA(a) (Gas Utilities)	4,621,068
13,175	Grifols SA (Biotechnology)	275,079
218,746	Iberia Lineas Aereas de Espana SA (Airlines)	1,022,761
294,168	Repsol YPF SA(a) (Oil, Gas & Consumable Fuels)	11,089,584
32,826	Telefonica SA (Diversified Telecommunication Services)	768,237

		18,640,842

Sweden — 3.3%
26,400	Aangpanneforeningen AB (Commercial Services & Supplies)	701,457
37,500	Electrolux AB Series B(a) (Household Durables)	937,752
25,700	Hufvudstaden AB (Real Estate Management & Development)	275,849
2,000	L E Lundbergforetagen AB (Diversified Financial Services)	152,460
7,200	Lennart Wallenstam Byggnads AB (Real Estate Management & Development)	149,790
31,700	SAS AB* (Airlines)	746,558
26,300	Skandinaviska Enskilda Banken AB (Commercial Banks)	898,944

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
120,700	Svenska Handelsbanken AB (Commercial Banks)	$3,461,087
25,900	Tele2 AB (Diversified Telecommunication Services)	450,301
446,500	TeliaSonera AB (Diversified Telecommunication Services)	3,375,762
27,400	Trelleborg AB(a) (Machinery)	693,391
49,250	Volvo AB (Machinery)	910,841
114,200	Volvo AB Series B (Machinery)	2,099,409

		14,853,601

Switzerland — 6.5%
17,310	Actelion Ltd.* (Biotechnology)	922,655
49,950	Adecco SA (Commercial Services & Supplies)	3,473,942
5,392	Bachem Holding AG (Life Sciences Tools & Services)	446,258
1,755	Bucher Industries AG (Machinery)	274,396
686	Burckhardt Compression Holding AG (Machinery)	160,394
25,388	Clariant AG (Chemicals)	393,631
18,403	Credit Suisse Group(a) (Capital Markets)	1,200,463
400	Daetwyler Holding AG (Industrial Conglomerates)	27,675
682	Galenica Holding AG (Health Care Providers & Services)	237,291
1,273	Geberit AG (Building Products)	207,540
4,176	Huber & Suhner AG (Electrical Equipment)	222,798
27,320	Logitech International SA* (Computers & Peripherals)	734,414
16,752	Nestle SA(a) (Food Products)	6,435,742
2,407	Panalpina Welttransport Holding AG (Air Freight & Logistics)	469,996
606	Phoenix Mecano AG (Electronic Equipment & Instruments)	276,798
25,243	PSP Swiss Property AG (Real Estate Management & Development)	1,336,056
10,293	Roche Holding AG (Pharmaceuticals)	1,822,955
3,964	Sonova Holding AG (Health Care Equipment & Supplies)	380,499
250	Straumann Holding AG (Health Care Equipment & Supplies)	69,177
34,688	Zurich Financial Services AG(a) (Insurance)	10,107,804

		29,200,484

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — 0.4%
145,003	BP PLC(a) (Oil, Gas & Consumable Fuels)	$1,679,770
27,752	Greencore Group PLC (Food Products)	187,460
4,364	Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	169,951

		2,037,181

TOTAL COMMON STOCKS		$431,082,273

Preferred Stocks — 0.5%
Germany — 0.5%
17,872	Draegerwerk AG (Health Care Equipment & Supplies)	$1,478,534
11,530	ProSiebenSat.1 Media AG (Media)	415,885
1,786	Volkswagen AG (Automobiles)	201,544

		2,095,963

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.8%
State Street Bank & Trust Euro — Time Deposit
$8,068,000	4.850%	08/01/07	$8,068,000

TOTAL INVESTMENTS — 97.7%			$441,246,236

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%			10,386,376

NET ASSETS — 100.0%			$451,632,612

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion of this security is pledged with a broker as collateral for short sales.

* Non-income producing security.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

% of
Investments Industry Classifications†	Net Assets
Aerospace & Defense	0.7%
Air Freight & Logistics	0.1
Airlines	3.4
Auto Components	0.8
Automobiles	3.6
Beverages	0.6
Biotechnology	0.3
Building Products	0.8
Capital Markets	4.4
Chemicals	3.4
Commercial Banks	7.0
Commercial Services & Supplies	1.6
Communications Equipment	1.0
Computers & Peripherals	0.2
Construction & Engineering	0.6
Construction Materials	0.2
Distributors	0.6
Diversified Financial Services	1.9
Diversified Telecommunication Services	3.0
Electric Utilities	2.0
Electrical Equipment	2.9
Electronic Equipment & Instruments	1.9
Energy Equipment & Services	0.5
Food & Staples Retailing	0.8
Food Products	3.6
Gas Utilities	1.0
Healthcare Equipment & Supplies	1.0
Healthcare Providers & Services	0.2
Healthcare Technology	0.1
Hotels, Restaurants & Leisure	1.6
Household Durables	3.7
Industrial Conglomerates	0.7
Insurance	5.6
IT Services	1.9
Leisure Equipment & Products	0.7
Life Sciences Tools & Services	0.1
Machinery	3.3
Marine	0.4
Media	2.2
Metals & Mining	4.4
Office Electronics	1.6
Oil, Gas & Consumable Fuels	8.3
Paper & Forest Products	0.7
Personal Products	0.1
Pharmaceuticals	4.4
REIT	0.8
Real Estate Management & Development	2.9
Road & Rail	0.4
Semiconductors & Semiconductor Equipment	2.2
Short-term Obligations	1.8
Software	0.1
Specialty Retail	0.5
Textiles, Apparel & Luxury Goods	0.3
Tobacco	0.3
Trading Companies & Distributors	0.4
Transportation Infrastructure	0.1

TOTAL INVESTMENTS	97.7%

The percentage shown for each industry category does not reflect the value of the total return swap contract.

† Industry concentrations greater than one-tenth of one percent are disclosed

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments

July 31, 2007 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions
Bermuda — 0.3%
Aquarius Platinum Ltd.	$527,241	$520,458	(6,783)

France — 0.5%
Total SA	698,482	689,153	(9,329)

Germany — 3.7%
E.ON AG	5,567,756	5,524,320	(43,436)

Hong Kong — 1.1%
Swire Pacific Ltd.	1,637,579	1,620,614	(16,965)

Japan — 0.7%
Taisei Corp.	983,658	981,401	(2,257)

Norway — 2.2%
Orkla ASA	3,424,700	3,360,799	(63,901)

Sweden — 3.3%
Kinnevik Investment AB	157,578	154,603	(2,975)
Skandinaviska Enskilda Banken AB	1,569,070	1,541,535	(27,535)
Swedbank AB	3,380,623	3,322,751	(57,872)

			(88,382)

Switzerland — 0.2%
Kudelski SA	364,399	359,838	(4,561)

United Kingdom — 88.0%
3i Group PLC	5,102,891	5,042,751	(60,140)
Amvescap PLC	647,774	639,430	(8,344)
Anglo American PLC	2,040,110	2,006,388	(33,722)
Associated British Foods PLC	1,065,164	1,054,196	(10,968)
AstraZeneca PLC	5,502,739	5,466,981	(35,758)
Barclays PLC	1,955,113	1,932,600	(22,513)
BHP Billiton PLC	7,426,536	7,276,841	(149,695)
BP PLC	9,802,262	9,672,575	(129,687)
Brit Insurance Holdings PLC	5,212,623	5,139,509	(73,114)
Britvic PLC	484,550	476,436	(8,114)
Carnival PLC	381,529	376,585	(4,944)
Close Brothers Group PLC	350,458	344,192	(6,266)
Compass Group PLC	5,603,831	5,542,994	(60,837)
Computacenter PLC	630,256	623,907	(6,349)
Cookson Group PLC	4,381,117	4,330,053	(51,064)
Daily Mail and General Trust	5,207,297	5,144,902	(62,395)
De La Rue PLC	984,432	974,160	(10,272)
Enterprise Inns PLC	1,000,482	989,691	(10,791)
G4S PLC	140,320	137,928	(2,392)
Hanson PLC	552,428	549,859	(2,569)
HBOS PLC	5,891,994	5,821,495	(70,499)
Home Retail Group PLC	4,681,382	4,642,029	(39,353)
HSBC Holdings PLC	1,590,670	1,586,375	(4,295)
IMI PLC	628,067	616,304	(11,763)
Imperial Tobacco Group PLC	746,618	742,262	(4,356)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
United Kingdom — (continued)
Intermediate Capital Group PLC	$748,517	$738,052	(10,465)
Johnston Press PLC	168,809	165,904	(2,905)
Legal & General Group PLC	5,446,364	5,383,041	(63,323)
Misys PLC	1,743,195	1,717,085	(26,110)
Next PLC	2,867,259	2,836,087	(31,172)
Reuters Group PLC	213,977	212,313	(1,664)
Robert Wiseman Dairies PLC	176,726	176,575	(151)
Royal & Sun Alliance Insurance Group PLC	759,228	750,526	(8,702)
Royal Bank of Scotland Group PLC	8,770,312	8,669,211	(101,101)
Royal Dutch Shell PLC	7,019,964	6,964,444	(55,520)
Royal Dutch Shell PLC Series B	6,062,927	6,017,085	(45,842)
Scottish and Southern Energy PLC	2,545,057	2,524,548	(20,509)
Spectris PLC	1,559,548	1,544,094	(15,454)
Stagecoach Group PLC	5,277,677	5,179,923	(97,754)
Tomkins PLC	686,795	676,857	(9,938)
Travis Perkins PLC	935,164	922,950	(12,214)
Unilever PLC	3,826,194	3,787,260	(38,934)
Vodafone Group PLC	8,480,198	8,360,186	(120,012)
William Hill PLC	32,729	32,218	(511)
William Morrison Supermarkets PLC	4,519,712	4,469,912	(49,800)

			(1,592,281)

TOTAL LONG POSITIONS OF TOTAL RETURN
SWAP	$152,162,081	$150,334,186	$(1,827,895)

Total Return Swap Short Positions
Australia — (5.7)%
Aristocrat Leisure Ltd.	$(1,990,397)	$(1,952,670)	37,727
Australian Worldwide Exploration Ltd.	(640,328)	(624,528)	15,800
Coates Hire Ltd.	(518,894)	(507,422)	11,472
Cochlear Ltd.	(1,178,801)	(1,157,634)	21,167
Energy Resources of Australia Ltd.	(187,417)	(181,945)	5,472
Futuris Corp., Ltd.	(263,737)	(259,952)	3,785
Iluka Resources Ltd.	(246,437)	(241,854)	4,583
Lihir Gold Ltd.	(1,346,912)	(1,342,250)	4,662
Macquarie Airports	(70,237)	(68,622)	1,615
Macquarie Communications Infrastructure Group	(696,515)	(683,318)	13,197
Metcash Ltd.	(233,444)	(229,076)	4,368
Oxiana Ltd.	(338,263)	(328,200)	10,063
Paladin Resources Ltd.	(118,088)	(113,164)	4,924
Sonic Healthcare Ltd.	(54,068)	(53,020)	1,048
Transurban Group	(190,304)	(186,880)	3,424
United Group Ltd.	(668,696)	(655,577)	13,119
Zinifex Ltd.	(5,891)	(5,690)	201

			156,627

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Austria — (0.1)%
Intercell AG	$(139,836)	$(136,849)	2,987

Belgium — (0.6)%
Compagnie Maritime Belge SA	(59,063)	(58,228)	835
Groupe Bruxelles Lambert SA	(886,128)	(876,751)	9,377

			10,212

Bermuda — (2.1)%
Benfield Group Ltd.	(3,159,367)	(3,097,561)	61,806

Denmark — (1.5)%
DSV A/S	(1,084,269)	(1,068,670)	15,599
NKT Holding A/S	(1,127,110)	(1,111,169)	15,941

			31,540

Finland — (1.4)%
Metso Corp.	(1,040,073)	(1,022,752)	17,321
Sampo Oyj	(444,321)	(440,401)	3,920
Stockmann Oyj Abp	(634,311)	(633,242)	1,069

			22,310

France — (10.5)%
Alcatel-Lucent	(1,036,768)	(1,015,256)	21,512
April Group	(1,533,842)	(1,523,032)	10,810
Bourbon SA	(296,027)	(293,268)	2,759
Compagnie Generale de Geophysique-Veritas	(2,298,845)	(2,264,526)	34,319
Imerys SA	(61,058)	(60,561)	497
Klepierre	(625)	(613)	12
Mercialys	(208,442)	(205,704)	2,738
Neuf Cegetel	(1,000,246)	(988,729)	11,517
Rhodia SA	(507,043)	(498,816)	8,227
Silicon-on-Insulator Technologies	(1,155,421)	(1,126,539)	28,882
Societe Immobiliere de Location pour l’Industrie et le Commerce	(665,611)	(659,950)	5,661
Vallourec SA	(3,469,886)	(3,394,284)	75,602
Veolia Environnement	(2,386,640)	(2,376,248)	10,392
Wendel	(1,304,539)	(1,293,528)	11,011

			223,939

Germany — (10.2)%
Bayer AG	(1,908,422)	(1,887,103)	21,319
Continental AG	(3,548,781)	(3,522,174)	26,607
Demag Cranes AG	(4,094)	(4,005)	89
Deutsche Post AG	(2,316,118)	(2,302,625)	13,493
DIC Asset AG	(1,784,482)	(1,762,262)	22,220
Fraport AG	(264,596)	(261,403)	3,193
Gerry Weber International AG	(137,514)	(136,861)	653
Grenkeleasing AG	(410,493)	(408,691)	1,802
Leoni AG	(190,778)	(187,605)	3,173
Pfleiderer AG	(1,791,487)	(1,780,807)	10,680
Rational AG	(883,003)	(877,009)	5,994
SAP AG	(788,569)	(783,290)	5,279
SGL Carbon AG	(189,807)	(185,616)	4,191

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Germany — (continued)
Solarworld AG	$(290,422)	$(285,485)	4,937
Stada Arzneimittel AG	(993,851)	(982,999)	10,852

			134,482

Italy — (1.0)%
Actelios SpA	(14,001)	(13,859)	142
Amplifon SpA	(644,594)	(635,693)	8,901
Digital Multimedia Technologies SpA	(347,533)	(343,240)	4,293
Geox SpA	(30,492)	(30,127)	365
Lottomatica SpA	(27,471)	(27,125)	346
Risanamento SpA	(104,714)	(103,793)	921
Tod’s SpA	(332,361)	(330,659)	1,702

			16,670

Japan — (22.2)%
A&D Co., Ltd.	(1,149,516)	(1,144,805)	4,711
ABC-Mart, Inc.	(269,401)	(268,456)	945
Advantest Corp.	(3,450,873)	(3,431,403)	19,470
AOC Holdings, Inc.	(43,143)	(42,837)	306
Asics Corp.	(54,601)	(54,585)	16
Chiyoda Co., Ltd	(298,914)	(299,549)	(635)
Chugai Pharmaceutical Co., Ltd.	(434,209)	(434,787)	(578)
Daido Steel Co., Ltd.	(530,673)	(527,263)	3,410
Dowa Mining	—	(15,769)	(15,769)
Epson Toyocom Corp.	(94,882)	(94,048)	834
Fast Retailing Co., Ltd.	(175,450)	(175,781)	(331)
Haseko Corp.	(4,548,708)	(4,528,656)	20,052
Hokuriku Electric Power Co.	(2,336,443)	(2,338,274)	(1,831)
Horiba Ltd.	(489,146)	(489,851)	(705)
Hoya Corp.	(297,924)	(297,254)	670
Japan Securities Finance Co., Ltd.	(129,359)	(128,791)	568
Keihanshin Real Estate Co., Ltd.	(165,262)	(165,360)	(98)
Keyence Corp.	(42,946)	(42,964)	(18)
Kintetsu Corp.	(649,308)	(651,299)	(1,991)
Kitz Corp.	(474,080)	(472,352)	1,728
Koito Manufacturing Co., Ltd.	(315,808)	(316,144)	(336)
Meitec Corp.	(3,301,215)	(3,314,380)	(13,165)
MISUMI Group, Inc.	(1,756,663)	(1,751,467)	5,196
Modec, Inc.	(821,801)	(817,298)	4,503
NIDEC Corp.	(4,994,421)	(4,991,145)	3,276
Nihon Parkerizing Co., Ltd.	(329,770)	(329,292)	478
Nishimatsuya Chain Co., Ltd.	(262,427)	(262,909)	(482)
Nitto Denko Corp.	(526,559)	(524,655)	1,904
Parco Co., Ltd	(156,995)	(157,134)	(139)
Promise Co., Ltd.	(857,209)	(857,205)	4
Rengo Co. Ltd.	(83,134)	(83,199)	(65)
Sanyo Shipan Finance Co., Ltd.	(439,804)	(440,171)	(367)
Shimano, Inc.	(47,793)	(47,661)	132
Sysmex Corp.	(3,255,274)	(3,262,851)	(7,577)

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Japan — (continued)
Takata Corp.	$(40,146)	$(40,197)	(51)
Take And Give Needs Co., Ltd.	(57,064)	(56,847)	217
The Japan General Estate Co., Ltd.	(64,395)	(64,219)	176
Tokuyama Corp.	(29,346)	(29,047)	299
Tokyo Seimitsu Co., Ltd.	(169,790)	(168,697)	1,093
Toray Industries, Inc.	(199,765)	(199,338)	427
Yamada Denki Co., Ltd.	(72,777)	(72,536)	241

			26,518

Netherlands — (9.1)%
Hagemeyer NV	(927,161)	(910,367)	16,794
James Hardie Industries NV	(954,835)	(932,864)	21,971
Koninklijke Ten Cate NV	(604,514)	(597,498)	7,016
Reed Elsevier NV	(525,673)	(522,915)	2,758
Royal Numico NV	(5,969,109)	(5,920,049)	49,060
SBM Offshore NV	(1,144,423)	(1,133,017)	11,406
Stork NV	(616,135)	(612,664)	3,471
Wolters Kluwer NV	(3,084,103)	(3,053,965)	30,138

			142,614

Norway — (6.7)%
Ability Group ASA	(156,744)	(155,301)	1,443
Awilco Offshore ASA	(481,697)	(473,688)	8,009
Fred Olsen Energy ASA	(2,635,152)	(2,601,960)	33,192
Ocean Rig ASA	(2,236,218)	(2,213,900)	22,318
Prosafe ASA	(4,714,671)	(4,672,129)	42,542

			107,504

Spain — (0.1)%
Enagas	(165,128)	(163,513)	1,615

Sweden — (5.4)%
Assa Abloy AB	(1,214,933)	(1,196,585)	18,348
Atlas Copco AB	(168,780)	(165,190)	3,590
Avanza AB	(209,907)	(207,579)	2,328
D. Carnegie & Co. AB	(919,254)	(903,056)	16,198
Hexagon AB	(1,505,797)	(1,479,540)	26,257
Holmen AB	(89,140)	(88,167)	973
Meda AB	(70,965)	(69,487)	1,478
NIBE Industrier AB	(1,638,647)	(1,617,621)	21,026
Saab AB	(815,221)	(806,516)	8,705
Securitas Direct AB	(891,062)	(886,203)	4,859
Securitas Systems AB	(470,634)	(463,707)	6,927
SkiStar AB	(143,252)	(142,596)	656
SSAB Svenskt Stal AB	(101,109)	(107,424)	(6,315)

			105,030

Switzerland — (1.1)%
Kaba Holding AG	(872,295)	(866,922)	5,373
Schmolz + Bickenbach AG	(813,769)	(804,325)	9,444

			14,817

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
United Kingdom — (21.1)%
Aberdeen Asset Management PLC	$(959,595)	$(944,376)	15,219
Aegis Group PLC	(341,252)	(334,447)	6,805
ARM Holdings PLC	(1,145,495)	(1,131,798)	13,697
Cadbury Schweppes PLC	(957,629)	(941,784)	15,845
Cairn Energy PLC	(5,002,574)	(4,929,477)	73,097
CSR PLC	(86,887)	(85,093)	1,794
Derwent London PLC	(246,455)	(242,952)	3,503
EMI Group PLC	(83,993)	(83,319)	674
Experian Group Ltd.	(620,900)	(615,167)	5,733
Expro International Group	(339,786)	(335,331)	4,455
Forth Ports PLC	(423,964)	(420,444)	3,520
HMV Group PLC	(185,801)	(183,416)	2,385
ICAP PLC	(4,228,201)	(4,172,484)	55,717
Inmarsat PLC	(1,429,010)	(1,408,405)	20,605
Intercontinental Hotels Group PLC	(1,714,414)	(1,692,460)	21,954
Ladbrokes PLC	(4,800,481)	(4,727,148)	73,333
Lonmin PLC	(2,320,353)	(2,283,048)	37,305
Marks & Spencer Group PLC	(2,125,571)	(2,105,815)	19,756
Northumbrian Water Group PLC	(3,012)	(2,979)	33
Persimmon PLC	(2,950)	(2,923)	27
Rentokil Initial PLC	(2,345,717)	(2,304,558)	41,159
Standard Life PLC	(6,033)	(5,965)	68
Tate & Lyle PLC	(590,379)	(584,858)	5,521
Tullow Oil PLC	(46,146)	(45,670)	476
VT Group PLC	(1,102,136)	(1,090,507)	11,629
Yell Group PLC	(1,047,446)	(1,033,616)	13,830

			448,140

TOTAL SHORT POSITIONS OF TOTAL RETURN
SWAP	$(149,964,985)	$(148,458,174)	$1,506,811

TOTAL LONG AND SHORT POSITIONS OF TOTAL RETURN SWAP			$(321,084)

NET FINANCING			$(1,185,380)

CORPORATE ACTIONS			$135,683

NET SWAP CONTRACT			$(1,370,781)

The percentage shown for each investment category reflects the current value of investments in that category as a percentage of the total current Swap value.

Morgan Stanley acts as the counterparty for this swap contract. Termination date for this contract is August 6, 2009.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2007, the following futures contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain (Loss)

DJ Euro Stoxx 50 Index	136	September 2007	$8,053,040	$26,351
FTSE 100 Index	16	September 2007	2,064,735	29,413
Hang Seng Index	2	August 2007	296,683	(2,895)
Share Price 200 Index	8	September 2007	1,043,665	(26,969)
Topix Index	30	September 2007	4,321,530	(80,783)

TOTAL			$15,779,653	$(54,883)

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$435,644,472

Gross unrealized gain	17,007,596
Gross unrealized loss	(11,405,832)

Net unrealized security gain	$5,601,764

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED EQUITY FLEX FUNDS

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities, including equity securities sold short, and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investments companies are valued at the last bid price, except equity securities sold short, which would be valued at the last ask price. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investments in securities traded on foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but are not limited to, corporate actions or events, market disruptions or governmental actions.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
     Total return swaps are valued based on the market value of the underlying long and short positions in the swap, valued daily at the last sale price or official closing price on the principal exchange or system on which they are traded. The total market value of the underlying securities plus financing fees, the value of corporate actions, and dividend accruals comprises the total market value of the total return swap position. Total return swaps are reset monthly with change in market value reflected as realized gain or loss.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Structured U.S. Equity Flex Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral

GOLDMAN SACHS STRUCTURED EQUITY FLEX FUNDS

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

during the period while the Fund seeks to assert its rights. In addition, the Funds credit exposure is allocated to all underlying repurchase counterparties on a pro-rata basis. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. With exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2007, the Fund had an undivided interest in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Structured U.S. Equity Flex	$8,100,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	5.29%	08/01/07	$1,000,146,945

Barclays Capital PLC	1,500,000,000	5.30	08/01/07	1,500,220,833

Bear Stearns	750,000,000	5.31	08/01/07	750,110,625

Citigroup Global Markets, Inc.	1,500,000,000	5.30	08/01/07	1,500,220,833

Credit Suisse First Boston LLC	1,500,000,000	5.30	08/01/07	1,500,220,833

Deutsche Bank Securities, Inc.	1,876,300,000	5.31	08/01/07	1,876,576,755

Greenwich Capital Markets	1,000,000,000	5.31	08/01/07	1,000,147,500

Merrill Lynch Capital Markets	1,000,000,000	5.30	08/01/07	1,000,147,222

UBS Securities LLC	1,500,000,000	5.29	08/01/07	1,500,220,417

Wachovia Bank	250,000,000	5.31	08/01/07	250,036,875

TOTAL	$11,876,300,000			$11,878,048,838

At July 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.550% to 5.770%, due 10/21/13 to 12/26/36; Federal Home Loan Bank, 4.750% to 5.375%, due 06/14/13 to 08/15/19; Federal Home Loan Mortgage Association, 3.500% to 11.500%, due 01/01/08 to 07/01/47; Federal National Mortgage Association, 3.500% to 11.500%, due 10/01/07 to 08/01/47; Government National Mortgage Association, 4.000% to 8.000%, due 11/15/17 to 07/15/37. The aggregate market value of the collateral, including accrued interest, was $12,161,334,140.

Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, short sales, total return swaps, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.

     As investment companies registered with the SEC, the Funds must segregate liquid assets to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of swaps that do not settle for cash, for example, the Funds must set aside liquid assets equal to the full notional value of the swaps while the positions are open. With respect to swaps that do settle for cash, however, the Funds are permitted to set aside liquid assets in an amount equal to the Funds’ daily marked-to-market net obligations (i.e., the Funds’ daily net liability) under the swaps, if any, rather than their full notional value.

Short Sales — Short selling involves leverage of a Fund’s assets and presents various risks. In order to establish a short position in a security, a Fund must first borrow the security from a lender, such as a Prime Broker or other counterparty. The Funds may not always be able to borrow the security at a particular time

GOLDMAN SACHS STRUCTURED EQUITY FLEX FUNDS

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

or at an acceptable cost. Thus, there is risk that the Funds may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

     After selling the borrowed security, a Fund is then obligated to “cover” the short sale by purchasing and returning the security to the lender on a later date. A Fund cannot guarantee that the security necessary to cover a short position will be available for purchase at the time the Fund wishes to close a short position or, if available, that the security will be available at an acceptable price. If the borrowed security has appreciated in value since it was sold, a Fund will be required to pay more for the replacement security than the amount it received from selling the security short. Moreover, purchasing a security to cover a short position can itself cause the price of the security to rise further. The potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases and the price may rise indefinitely. If the price of a borrowed security declines before the short position is covered, the Fund may realize a gain. A Fund’s gain on a short sale, before transactions and other costs, is generally limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender.
     Short sales also involve other costs. A Fund must normally repay to the lender an amount equal to any dividend and financing cost that accrues while the loan is outstanding. In addition, to borrow the security, a Fund may be required to pay a premium. A Fund will also incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a Fund may be required to pay in connection with the short sale.
     Until a Fund replaces a borrowed security, a Fund will be required to maintain assets in a segregated account at the custodian as collateral. Thus, short sales involve credit exposure to the broker that executes the short sales. In addition, a Fund is required to designate, on the books of its custodian, liquid assets (less any additional collateral already held by the custodian) to cover the short sale obligation, marked-to-market daily. The requirement to segregate assets limits a Fund’s leveraging of its investments and the related risk of losses from leveraging. However, such segregation may also limit a Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Total Return Swap Transactions — The use of total return swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Structured International Equity Flex Fund’s transactions in total return swaps may be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in equity securities.

     Transactions in total return swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps are leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund will bear the risk of loss of the amount expected to be received under a total return swap in the event of the default by, or bankruptcy of a swap counterparty. Some total return swaps may be complex and valued subjectively. Total return swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
     The prices of total return swaps can be volatile, and a variance in the degree of volatility or in the direction of securities prices from the investment adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between an equity swap and a security’s position may be impossible to achieve. As a result, the investment adviser’s use of equity swaps may not be effective in fulfilling the investment adviser’s investment strategies and may contribute to losses that would not have incurred otherwise.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	October 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	October 1, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	October 1, 2007

* Print the name and title of each signing officer under his or her signature.